FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	$ (64)	$ (216)
5% increase effect on net income (loss) and equity	(33)	(113)
Value on balance sheet	699	2,376
5% decrease effect on net income (loss) and equity	37	125
10% decrease effect on net income (loss) and equity	78	264
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(45)	(30)
5% increase effect on net income (loss) and equity	(23)	(15)
Value on balance sheet	491	325
5% decrease effect on net income (loss) and equity	26	17
10% decrease effect on net income (loss) and equity	55	36
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	73	69
5% increase effect on net income (loss) and equity	38	36
Value on balance sheet	(807)	(764)
5% decrease effect on net income (loss) and equity	(42)	(40)
10% decrease effect on net income (loss) and equity	(90)	(85)
Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	57	69
5% increase effect on net income (loss) and equity	30	36
Value on balance sheet	(632)	(756)
5% decrease effect on net income (loss) and equity	(33)	(40)
10% decrease effect on net income (loss) and equity	(70)	(84)
NIS-linked balances [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	21	(108)
5% increase effect on net income (loss) and equity	12	(56)
Value on balance sheet	(249)	1,181
5% decrease effect on net income (loss) and equity	(12)	62
10% decrease effect on net income (loss) and equity	(27)	131
Euro-linked trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(177)	(94)
5% increase effect on net income (loss) and equity	(93)	(49)
Value on balance sheet	(453)	(1,031)
5% decrease effect on net income (loss) and equity	102	(54)
10% decrease effect on net income (loss) and equity	216	(115)
Total [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(156)	(202)
5% increase effect on net income (loss) and equity	(81)	(105)
Value on balance sheet	(702)	150
5% decrease effect on net income (loss) and equity	90	8
10% decrease effect on net income (loss) and equity	$ 189	$ 16